Revenue - Additional information (Details)	1 Months Ended	12 Months Ended
	Feb. 29, 2020	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)
Revenue
Annual fee per member | ¥		¥ 100
Membership period	1 month
Quarterly fee per member | ¥		¥ 300
Aggregate amount of the transaction price allocated for the remaining performance obligations			$ 16,787,242
Minimum
Revenue
Membership period		1 year
Maximum
Revenue
Membership period		2 years
Remaining performance obligations over the next 12 months
Revenue
Aggregate amount of the transaction price allocated for the remaining performance obligations			16,736,365	$ 16,736,365
Remaining performance obligations for next 12 months to 24 months
Revenue
Aggregate amount of the transaction price allocated for the remaining performance obligations			$ 50,877	$ 50,877